Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 1,896,188	$ (938,413)	$ 782,296
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	2,325,434	490,484	(950,045)
Prepayments	(1,940,031)	(4,400,661)
Net cash provided by (used in) operating activities	2,281,591	(4,848,590)	(167,749)
Cash flows from financing activities:
Amounts advanced from related parties	(4,221,622)	(10,556,693)	(166,872)
Proceeds from private placement		18,465,009
Net cash provided by (used in) financing activities		7,908,316	(166,872)
Effect of exchange rate change on cash		2,444	82
Net (decrease) increase in cash	(1,940,031)	3,062,170	(795)
Cash at beginning of the year	3,079,046	16,876	17,671
Cash at end of the year	$ 1,139,015	$ 3,079,046	$ 16,876